Reconciliation of tax expense and accounting profit multiplied by tax rate (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
India [member] | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.17%		25.17%
India [member] | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	26.00%		26.00%
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	17.00%	17.00%	17.00%